Note 34 - Other contingent assets and liabilities	12 Months Ended
Dec. 31, 2018
Other contingent assets and liabilities
Disclosure of other contingent assets and liabilities

34. Other contingent assets and liabilities

As of December 31, 2018, 2017 and 2016 there were no material contingent assets or liabilities other than those disclosed in the accompanying notes to the consolidated financial statements.